SHARE CAPITAL DISCLOSURE: Schedule of fair value assumptions, November Offering Warrants (Tables)	12 Months Ended
Jan. 31, 2025
Tables/Schedules
Schedule of fair value assumptions, November Offering Warrants
Expected life of the finder’s warrants	1.5 years
Risk-free interest rate	3.37%
Expected dividend yield	Nil
Expected share price volatility	362%
Fair value at the date of transaction	$0.065